RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the key management personnel, as well as the Company’s Directors and Officers.

Key management of the Company consists of the Company’s Directors, Officers, and Vice Presidents. The compensation paid or payable to key management for services during the years ended December 31, 2025 and 2024 is as follows:

	Years ended December 31,
Service or Item	2025	2024
Directors’ fees	$323	$305
Salaries and consultants’ fees	4,232	1,715
Share-based payments (non-cash)	1,838	1,708
Total	$6,393	$3,728